EXPLORATION AND EVALUATION EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Total exploration, evaluation, and development expenses	$ 10,370	$ 12,787
Salaries And Employee Benefits [Member]
Disclosure of products and services [line items]
Total exploration, evaluation, and development expenses	2,223	2,878
Raw Materials And Consumables [Member]
Disclosure of products and services [line items]
Total exploration, evaluation, and development expenses	892	1,237
Professional Fees [Member]
Disclosure of products and services [line items]
Total exploration, evaluation, and development expenses	4,411	5,978
Office And Other Expenses [Member]
Disclosure of products and services [line items]
Total exploration, evaluation, and development expenses	2,724	2,648
Share Based Compensation [Member]
Disclosure of products and services [line items]
Total exploration, evaluation, and development expenses	$ 120	$ 46